UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627

Name of Registrant: Vanguard Convertible Securities Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments
As of February 28, 2014

					Market
					Value
				Shares	($000)
Common Stocks (0.0%)
Energy (0.0%)
Halcon Resources Corp.				67,270	256

Total Common Stocks (Cost $252)					256
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Convertible Bonds (90.8%)
Consumer Discretionary (12.1%)
ABC-Mart Inc. Cvt.	0.000%	2/5/18	JPY	560,000	6,146
Asics Corp.	0.000%	3/1/19	JPY	150,000	1,632
Cineplex Inc. Cvt.	4.500%	12/31/18	CAD	4,253	3,948
1 Ctrip.com International Ltd. Cvt.	1.250%	10/15/18	USD	17,672	18,081
Enterprise Funding Ltd. Cvt.	3.500%	9/10/20	GBP	1,200	2,259
Iconix Brand Group Inc. Cvt.	2.500%	6/1/16	USD	2,880	3,994
1 Iconix Brand Group Inc. Cvt.	1.500%	3/15/18	USD	11,465	15,908
Jarden Corp. Cvt.	1.875%	9/15/18	USD	16,259	23,179
1 Jarden Corp. Cvt.	1.500%	6/15/19	USD	17,115	21,126
1 Liberty Interactive LLC Cvt.	0.750%	3/30/43	USD	15,900	20,114
1 Liberty Media Corp. Cvt.	1.375%	10/15/23	USD	33,140	32,229
Lotte Shopping Co. Ltd. Cvt.	0.000%	1/24/18	KRW	4,200,000	4,147
Meritage Homes Corp. Cvt.	1.875%	9/15/32	USD	5,705	6,422
Misarte Cvt.	3.250%	1/1/16	EUR	2,842	4,914
Newford Capital Ltd. Cvt.	0.000%	5/12/16	USD	2,600	2,709
NH Hoteles SA Cvt.	4.000%	11/8/18	EUR	1,500	2,485
1 priceline.com Inc. Cvt.	0.350%	6/15/20	USD	29,550	37,547
ResortTrust Inc. Cvt.	0.000%	7/27/18	JPY	310,000	3,415
Sekisui House Ltd. Cvt.	0.000%	7/5/16	JPY	450,000	5,850
Takashimaya Co. Ltd. Cvt.	0.000%	12/11/20	JPY	420,000	4,304
Tesla Motors Inc. Cvt.	1.250%	3/1/21	USD	33,750	33,143
TUI AG Cvt.	0.000%	3/24/16	EUR	36	3,646
TUI Travel plc Cvt.	4.900%	4/27/17	GBP	1,900	4,066
					261,264
Consumer Staples (2.9%)
Asahi Group Holdings Ltd. Cvt.	0.000%	5/26/28	JPY	257,000	3,550
Biostime International Holdings Ltd. Cvt.	0.000%	2/20/19	HKD	34,000	4,616
Hengan International Group Co. Ltd. Cvt.	0.000%	6/27/18	HKD	28,000	3,766
1 Herbalife Ltd. Cvt.	2.000%	8/15/19	USD	23,685	22,812
Marine Harvest ASA Cvt.	2.375%	5/8/18	EUR	5,000	7,456
Olam International Ltd. Cvt.	6.000%	10/15/16	USD	5,500	5,534
Rallye SA Cvt.	1.000%	10/2/20	EUR	3,380	5,172
Vector Group Ltd. Cvt.	2.500%	1/15/19	USD	7,030	8,990
					61,896
Energy (9.5%)
Alpha Natural Resources Inc. Cvt.	3.750%	12/15/17	USD	9,545	8,817
BPZ Resources Inc. Cvt.	8.500%	10/1/17	USD	10,290	9,898
Cam 2012 SPA Cvt.	5.625%	10/26/17	EUR	3,300	5,878
CEZ MH BV Cvt.	0.000%	8/4/17	EUR	800	1,144
Cobalt International Energy Inc. Cvt.	2.625%	12/1/19	USD	25,975	25,066

1 Energy XXI Bermuda Ltd. Cvt.	3.000%	12/15/18	USD	20,235	19,476
Golar LNG Ltd. Cvt.	3.750%	3/7/17	USD	3,600	3,641
Goodrich Petroleum Corp. Cvt.	5.000%	10/1/32	USD	560	569
Helix Energy Solutions Group Inc. Cvt.	3.250%	3/15/32	USD	13,470	16,661
Hornbeck Offshore Services Inc. Cvt.	1.500%	9/1/19	USD	25,725	29,053
Lukoil International Finance BV Cvt.	2.625%	6/16/15	USD	5,300	5,539
Pembina Pipeline Corp. Cvt.	5.750%	12/31/18	CAD	2,845	3,494
Pembina Pipeline Corp. Cvt.	5.750%	11/30/20	CAD	665	838
SEACOR Holdings Inc. Cvt.	2.500%	12/15/27	USD	20,165	24,185
1 SEACOR Holdings Inc. Cvt.	3.000%	11/15/28	USD	8,680	8,566
Siem Industries Inc. Cvt.	1.000%	9/12/19	USD	7,200	7,178
Stone Energy Corp. Cvt.	1.750%	3/1/17	USD	28,460	32,942
Subsea 7 SA Cvt.	1.000%	10/5/17	USD	1,000	999
Technip SA Cvt.	0.500%	1/1/16	EUR	1,271	1,934
					205,878
Financials (10.3%)
Alstria Office REIT-AG Cvt.	2.750%	6/14/18	EUR	2,600	3,959
American Realty Capital Properties Inc. Cvt.	3.000%	8/1/18	USD	5,715	6,219
American Realty Capital Properties Inc. Cvt.	3.750%	12/15/20	USD	21,295	23,757
Azimut Holding SPA Cvt.	2.125%	11/25/20	EUR	5,200	8,173
Beni Stabili SPA Cvt.	3.375%	1/17/18	EUR	1,600	2,596
BES Finance Ltd. Cvt.	3.500%	12/6/15	USD	6,100	6,448
BNP Paribas SA Cvt.	0.250%	9/21/15	EUR	430,000	5,841
BNP Paribas SA Cvt.	0.250%	9/27/16	EUR	90,000	1,239
British Land Co. Jersey Ltd. Cvt.	1.500%	9/10/17	GBP	2,200	4,280
Caja de Ahorros y Pensiones de Barcelona
Cvt.	1.000%	11/25/17	EUR	4,700	7,315
CapitaCommercial Trust Cvt.	2.500%	9/12/17	SGD	4,000	3,373
CapitaLand Ltd. Cvt.	2.875%	9/3/16	SGD	1,750	1,405
CapitaLand Ltd. Cvt.	1.850%	6/19/20	SGD	1,750	1,261
1 CapitaLand Ltd. Cvt.	1.850%	6/19/20	SGD	4,500	3,242
CapitaLand Ltd. Cvt.	1.950%	10/17/23	SGD	1,500	1,164
China Overseas Grand Oceans Finance
Cayman Ltd. Cvt.	2.000%	3/21/17	HKD	44,000	5,897
Colony Financial Inc. Cvt.	5.000%	4/15/23	USD	10,800	11,468
Deutsche Euroshop AG Cvt.	1.750%	11/20/17	EUR	2,500	3,778
Deutsche Wohnen AG Cvt.	0.500%	11/22/20	EUR	4,100	5,765
Fonciere Des Regions Cvt.	3.340%	1/1/17	EUR	1,482	2,197
Forest City Enterprises Inc. Cvt.	4.250%	8/15/18	USD	19,257	21,724
Gabriel Finance Ltd. Partnership Cvt.	2.000%	11/26/16	EUR	4,100	5,733
Gecina SA Cvt.	2.130%	1/1/16	EUR	1,973	3,260
Grand City Properties SA Cvt.	1.500%	2/24/19	EUR	2,700	3,833
Graubuendner Kantonalbank Cvt.	2.000%	5/8/14	CHF	4,870	5,552
Hansteen Jersey Securities Ltd. Cvt.	4.000%	7/15/18	EUR	2,100	3,605
Industrivarden AB Cvt.	2.500%	2/27/15	EUR	1,950	3,461
INTU Jersey Ltd. Cvt.	2.500%	10/4/18	GBP	1,900	3,417
1 Portfolio Recovery Associates Inc. Cvt.	3.000%	8/1/20	USD	21,223	23,995
SBI Holdings Inc. Cvt.	0.000%	11/2/17	JPY	330,000	3,498
Shizuoka Bank Ltd. Cvt.	0.000%	4/25/18	USD	2,800	2,944
St. Modwen Properties Securities Jersey Ltd.
Cvt.	2.875%	3/6/19	GBP	1,400	2,391
Starwood Property Trust Inc. Cvt.	4.550%	3/1/18	USD	6,895	7,903
Starwood Property Trust Inc. Cvt.	4.000%	1/15/19	USD	8,660	9,948
Steinhoff Finance Holding GmbH Cvt.	4.000%	1/30/21	EUR	4,000	5,993
TAG Immobilien AG Cvt.	5.500%	6/28/19	EUR	700	1,274

Unite Jersey Issuer Ltd. Cvt.	2.500%	10/10/18	GBP	3,300	5,905
					223,813
Health Care (16.4%)
1 Albany Molecular Research Inc. Cvt.	2.250%	11/15/18	USD	1,790	2,140
Alere Inc. Cvt.	3.000%	5/15/16	USD	9,223	10,387
1 Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	24,785	31,276
BioMarin Pharmaceutical Inc. Cvt.	0.750%	10/15/18	USD	7,535	8,792
BioMarin Pharmaceutical Inc. Cvt.	1.500%	10/15/20	USD	22,760	27,312
Brookdale Senior Living Inc. Cvt.	2.750%	6/15/18	USD	23,485	31,631
1 Cepheid Inc. Cvt.	1.250%	2/1/21	USD	13,075	14,039
1 Cubist Pharmaceuticals Inc. Cvt.	1.125%	9/1/18	USD	14,055	17,244
1 Cubist Pharmaceuticals Inc. Cvt.	1.875%	9/1/20	USD	3,455	4,332
Fluidigm Corp. Cvt.	2.750%	2/1/34	USD	9,550	11,108
HealthSouth Corp. Cvt.	2.000%	12/1/43	USD	29,790	31,038
HeartWare International Inc. Cvt.	3.500%	12/15/17	USD	9,250	11,308
Hologic Inc. Cvt.	2.000%	12/15/37	USD	3,170	3,638
Hologic Inc. Cvt.	2.000%	3/1/42	USD	4,390	4,505
1 Medidata Solutions Inc. Cvt.	1.000%	8/1/18	USD	14,365	19,240
1 Molina Healthcare Inc. Cvt.	1.125%	1/15/20	USD	24,735	27,611
Nikkiso Co. Ltd. Cvt.	0.000%	8/2/18	JPY	200,000	2,162
NuVasive Inc. Cvt.	2.750%	7/1/17	USD	27,580	31,941
Omnicare Inc. Cvt.	3.500%	2/15/44	USD	29,860	30,009
Orpea Cvt.	3.880%	1/1/16	EUR	3,276	5,471
Orpea Cvt.	1.750%	1/1/20	EUR	1,412	2,266
Wright Medical Group Inc. Cvt.	2.000%	8/15/17	USD	19,724	27,416
					354,866
Industrials (7.9%)
Aecon Group Inc. Cvt.	5.500%	12/31/18	CAD	4,198	4,058
Air France-KLM Cvt.	2.030%	2/15/23	EUR	3,537	6,097
Air Lease Corp. Cvt.	3.875%	12/1/18	USD	15,900	23,900
Asahi Glass Co. Ltd. Cvt.	0.000%	11/14/14	JPY	50,000	491
Astaldi SPA Cvt.	4.500%	1/31/19	EUR	1,400	2,271
Balfour Beatty Finance No.2 Ltd. Cvt.	1.875%	12/3/18	GBP	4,000	7,160
China Merchants Holdings Pacific Ltd. Cvt.	1.250%	11/6/17	HKD	16,000	2,205
Daifuku Co. Ltd. Cvt.	0.000%	10/2/17	JPY	100,000	1,190
Deutsche Post AG Cvt.	0.600%	12/6/19	EUR	2,400	4,526
Ebara Corp. Cvt.	0.000%	3/19/18	JPY	190,000	2,786
Greenbrier Cos. Inc. Cvt.	3.500%	4/1/18	USD	6,660	9,012
GS Yuasa Corp. Cvt.	0.000%	3/13/19	JPY	220,000	2,348
GVM Debentures Lux 1 SA Cvt.	5.750%	2/14/18	EUR	2,300	4,064
Kawasaki Kisen Kaisha Ltd. Cvt.	0.000%	9/26/18	JPY	190,000	1,993
Kawasaki Kisen Kaisha Ltd. Cvt.	0.000%	9/26/18	JPY	280,000	2,939
KUKA AG Cvt.	2.000%	2/12/18	EUR	2,800	4,685
1 Lufthansa Malta Blues LP Cvt.	0.750%	4/5/17	EUR	2,610	5,044
MISUMI Group Inc. Cvt.	0.000%	10/22/18	USD	4,000	4,345
Nagoya Railroad Co. Ltd. Cvt.	0.500%	3/31/15	JPY	35,000	434
Nagoya Railroad Co. Ltd. Cvt.	0.000%	10/3/23	JPY	510,000	5,500
OCI Cvt.	3.875%	9/25/18	EUR	2,300	3,909
OSG Corp. Cvt.	0.000%	4/4/22	JPY	200,000	2,559
PB Issuer No 3 Ltd. Cvt.	1.875%	10/22/18	USD	4,586	5,477
Prysmian SPA Cvt.	1.250%	3/8/18	EUR	3,300	5,162
Russel Metals Inc. Cvt.	7.750%	9/30/16	CAD	4,900	5,402
Schindler Holding AG Cvt.	0.375%	6/5/17	CHF	3,300	3,859
SGL Carbon SE Cvt.	2.750%	1/25/18	EUR	3,500	5,073
Siemens Financieringsmaatschappij NV Cvt.	1.050%	8/16/17	USD	2,000	2,311
Siemens Financieringsmaatschappij NV Cvt.	1.650%	8/16/19	USD	6,750	8,032

Societa Iniziative Autostradali e Servizi SPA
Cvt.	2.625%	6/30/17	EUR	1,195	1,705
Tem SAS Cvt.	4.250%	1/1/15	EUR	1,463	2,271
Tong Jie Ltd. Cvt.	0.000%	2/18/18	HKD	27,000	3,597
1 UTi Worldwide Inc. Cvt.	4.500%	3/1/19	USD	15,750	16,006
Wabash National Corp. Cvt.	3.375%	5/1/18	USD	6,510	9,037
Yamato Holdings Co. Ltd. Cvt.	0.000%	3/7/16	JPY	170,000	2,044
					171,492
Information Technology (27.8%)
Advanced Semiconductor Engineering Inc.
Cvt.	0.000%	9/5/18	USD	3,800	4,229
AU Optronics Corp. Cvt.	0.000%	10/13/15	USD	3,200	3,376
Bottomline Technologies de Inc. Cvt.	1.500%	12/1/17	USD	6,340	8,397
Cap Gemini SA Cvt.	0.000%	1/1/19	EUR	25	2,651
1 Cardtronics Inc. Cvt.	1.000%	12/1/20	USD	13,005	12,867
Ciena Corp. Cvt.	0.875%	6/15/17	USD	25,490	26,350
1 Ciena Corp. Cvt.	3.750%	10/15/18	USD	5,640	8,312
1 Concur Technologies Inc. Cvt.	0.500%	6/15/18	USD	14,100	18,647
1 Cornerstone OnDemand Inc. Cvt.	1.500%	7/1/18	USD	7,655	9,889
1 CSG Systems International Inc. Cvt.	3.000%	3/1/17	USD	8,135	10,525
Davis & Henderson Corp. Cvt.	6.000%	9/30/18	CAD	4,653	4,917
Dealertrack Technologies Inc. Cvt.	1.500%	3/15/17	USD	1,775	2,731
Econocom Group Cvt.	4.000%	6/1/16	EUR	702	1,580
Econocom Group Cvt.	1.500%	1/15/19	EUR	3,105	4,725
1 Emulex Corp. Cvt.	1.750%	11/15/18	USD	9,955	10,073
Epistar Corp. Cvt.	0.000%	8/7/18	USD	3,900	4,690
1 Finisar Corp. Cvt.	0.500%	12/15/33	USD	18,190	19,611
Hanwha SolarOne Co. Ltd. Cvt.	3.500%	1/15/18	USD	2,563	2,273
Indra Sistemas SA Cvt.	1.750%	10/17/18	EUR	3,000	4,654
Intel Corp. Cvt.	2.950%	12/15/35	USD	13,765	15,701
Intel Corp. Cvt.	3.250%	8/1/39	USD	9,855	13,310
1 JDS Uniphase Corp. Cvt.	0.625%	8/15/33	USD	29,840	31,220
Lam Research Corp. Cvt.	0.500%	5/15/16	USD	21,719	24,393
Lam Research Corp. Cvt.	1.250%	5/15/18	USD	1,975	2,356
Mentor Graphics Corp. Cvt.	4.000%	4/1/31	USD	12,515	15,550
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	34,155	37,912
Nihon Unisys Ltd. Cvt.	0.000%	6/20/16	JPY	350,000	4,162
1 NQ Mobile Inc. Cvt.	4.000%	10/15/18	USD	10,055	9,150
1 NVIDIA Corp. Cvt.	1.000%	12/1/18	USD	35,060	38,982
ON Semiconductor Corp. Cvt.	2.625%	12/15/26	USD	24,577	29,938
Photronics Inc. Cvt.	3.250%	4/1/16	USD	7,947	8,781
1 Proofpoint Inc. Cvt.	1.250%	12/15/18	USD	8,825	11,092
1 Salesforce.com Inc. Cvt.	0.250%	4/1/18	USD	28,305	33,453
1 SanDisk Corp. Cvt.	0.500%	10/15/20	USD	37,525	39,472
Semiconductor Manufacturing International
Corp. Cvt.	0.000%	11/7/18	USD	3,300	3,534
1 SINA Corp. Cvt.	1.000%	12/1/18	USD	3,055	2,969
1 SunEdison Inc. Cvt.	2.000%	10/1/18	USD	8,145	11,714
1 SunEdison Inc. Cvt.	2.750%	1/1/21	USD	14,230	20,714
Take-Two Interactive Software Inc. Cvt.	1.750%	12/1/16	USD	9,294	11,478
Take-Two Interactive Software Inc. Cvt.	1.000%	7/1/18	USD	11,240	12,961
TTM Technologies Inc. Cvt.	1.750%	12/15/20	USD	13,180	14,457
1 Vishay Intertechnology Inc. Cvt.	2.250%	11/15/40	USD	4,145	4,681
1 Vishay Intertechnology Inc. Cvt.	2.250%	5/15/41	USD	10,735	9,715
Web.com Group Inc. Cvt.	1.000%	8/15/18	USD	12,270	15,161
WebMD Health Corp. Cvt.	2.500%	1/31/18	USD	6,690	6,841
1 WebMD Health Corp. Cvt.	1.500%	12/1/20	USD	9,335	9,872

1	Yandex NV Cvt.	1.125%	12/15/18	USD	2,980	3,079
						603,145
Materials (2.8%)
	African Minerals Ltd. Cvt.	8.500%	2/10/17	USD	2,000	1,935
	APERAM Cvt.	2.625%	9/30/20	USD	3,800	4,758
	Buzzi Unicem SPA Cvt.	1.375%	7/17/19	EUR	3,600	5,814
	Cemex SAB de CV Cvt.	4.875%	3/15/15	USD	3,570	4,427
	Cemex SAB de CV Cvt.	3.250%	3/15/16	USD	4,494	6,336
	Glencore Finance Europe SA Cvt.	5.000%	12/31/14	USD	3,000	3,390
	Logo Star Ltd. Cvt.	1.500%	11/22/18	HKD	26,000	3,735
	RTI International Metals Inc. Cvt.	3.000%	12/1/15	USD	11,420	11,727
	RTI International Metals Inc. Cvt.	1.625%	10/15/19	USD	14,955	14,684
	Salzgitter Finance BV Cvt.	2.000%	11/8/17	EUR	2,650	4,093
[1,2] ShengdaTech Inc. Cvt.		6.500%	12/15/15	USD	305	3
						60,902
Telecommunication Services (0.3%)
	Billion Express Investments Ltd. Cvt.	0.750%	10/18/15	USD	4,800	4,834
	Inmarsat plc Cvt.	1.750%	11/16/17	USD	2,000	2,697
						7,531
Utilities (0.8%)
	ENN Energy Holdings Ltd. Cvt.	0.000%	2/26/18	USD	4,000	5,020
	Northland Power Inc. Cvt.	5.000%	6/30/19	CAD	915	831
	Parpublica - Participacoes Publicas SGPS SA	5.250%	9/28/17	EUR	2,850	4,374
	Suez Environnement Co.	0.000%	2/27/20	EUR	127	3,493
	YTL Corp. Finance Labuan Ltd. Cvt.	1.875%	3/18/15	USD	4,200	4,389
						18,107
Total Convertible Bonds (Cost $1,779,455)						1,968,894
		Coupon			Shares
Convertible Preferred Stocks (7.6%)
Consumer Staples (0.3%)
	Bunge Ltd. Pfd.	4.875%			52,700	5,540

Energy (3.1%)
1	Chesapeake Energy Corp. Pfd.	5.750%			16,490	18,417
	Energy XXI Bermuda Ltd. Pfd.	5.625%			41,450	11,036
	Goodrich Petroleum Corp. Pfd.	5.375%			352,300	13,420
	Halcon Resources Corp. Pfd.	5.750%			16,650	12,383
1	Sanchez Energy Corp. Pfd.	4.875%			42,200	3,156
	SandRidge Energy Inc. Pfd.	8.500%			93,310	9,798
						68,210
Financials (1.4%)
	Crown Castle International Corp. Pfd.	4.500%			179,900	18,328
	Health Care REIT Inc. Pfd.	6.500%			62,405	3,510
	Wintrust Financial Corp. Pfd.	5.000%			7,530	9,323
						31,161
Health Care (1.0%)
	Alere Inc. Pfd.	3.000%			72,840	21,324

Industrials (1.3%)
	Continental Airlines Finance Trust II Pfd.	6.000%			244,410	12,121
	Genesee & Wyoming Inc. Pfd.	5.000%			121,740	15,979
						28,100

Materials (0.1%)
ArcelorMittal Pfd.	6.000%	98,100	2,325

Telecommunication Services (0.4%)
1 Iridium Communications Inc. Pfd.	7.000%	94,600	8,999

Total Convertible Preferred Stocks (Cost $157,152)			165,659
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
[3,4] Vanguard Market Liquidity Fund (Cost
$33,830)	0.130%	33,829,827	33,830

Total Investments (100.0%) (Cost $1,970,689)			2,168,639
Other Assets and Liabilities-Net (0.0%)			(249)
Net Assets (100%)			2,168,390

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, the aggregate value of these securities was $706,640,000, representing 32.6% of net assets.
2 Non-income-producing security--interest payments in default.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $3,108,000 has been segregated as initial margin for open forwards contracts.
REIT—Real Estate Investment Trust.
AUD—Australian dollars.
CAD—Canadian dollars.
CHF—Swiss francs.
CNY—Chinese Yuan.
EUR—Euro.
GBP—British pounds.
HKD—Hong Kong dollars.
JPY—Japanese Yen.
KRW—Korean won.
SGD—Singapore dollars.
USD—United States dollars.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value

Convertible Securities Fund

pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	256	—	—
Convertible Bonds	—	1,968,894	—
Convertible Preferred Stocks	—	165,659	—
Temporary Cash Investments	33,830	—	—
Forward Currency Contracts—Assets	—	191	—
Forward Currency Contracts—Liabilities	—	(5,570)	—
Total	34,086	2,129,174	—

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged

Convertible Securities Fund

as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	4/24/14	USD	185,838	EUR	137,125	(3,434)
UBS AG	4/24/14	USD	54,576	JPY	5,675,425	(1,208)
UBS AG	4/24/14	USD	26,751	GBP	16,256	(459)
UBS AG	4/24/14	USD	23,359	CAD	25,700	180
UBS AG	4/24/14	USD	22,256	HKD	172,620	11
UBS AG	4/24/14	USD	10,315	SGD	13,185	(87)
UBS AG	4/24/14	USD	9,419	CHF	8,585	(346)
UBS AG	4/24/14	USD	4,080	KRW	4,393,445	(22)
UBS AG	4/24/14	USD	1,374	HKD	10,673	(1)
UBS AG	4/24/14	USD	647	AUD	740	(10)
UBS AG	4/24/14	USD	420	CAD	469	(3)
						(5,379)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.

E. At February 28, 2014, the cost of investment securities for tax purposes was $1,970,508,000. Net unrealized appreciation of investment securities for tax purposes was $198,131,000, consisting of unrealized gains of $217,640,000 on securities that had risen in value since their purchase and $19,509,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2014

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 16, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.